Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	85 Months Ended	94 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Aug. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000003854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class A Shares)
Account Value	$ 32,064	$ 32,064	$ 32,064	$ 32,064	$ 32,064	$ 32,064	$ 25,480	$ 21,563	$ 23,970	$ 16,978	$ 15,079	$ 13,811	$ 12,201		$ 10,179	$ 10,297	$ 9,473
Average Annual Return, Percent	19.26%	15.04%				12.36%
C000003854 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	25.84%	16.29%				12.97%
C000007566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class C Shares)
Account Value	$ 32,513	$ 32,513	32,513	32,513	32,513	$ 32,513	25,837	21,878	24,428	17,384	15,520	14,287	12,682		10,636	10,815	10,000
Average Annual Return, Percent	24.17%	15.71%				12.51%
C000007566 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	25.17%	15.71%				12.51%
C000007404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class I Shares)
Account Value	$ 3,462,348	$ 3,462,348	3,462,348	3,462,348	3,462,348	$ 3,462,348	2,743,652	2,316,182	2,568,663	1,813,535	1,607,399	1,468,384	1,294,449		1,078,281	1,089,182	1,000,000
Average Annual Return, Percent	26.19%	16.59%				13.22%
C000007405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class L Shares)
Account Value	$ 10,534,827	$ 10,534,827	10,534,827	10,534,827	10,534,827	$ 10,534,827	8,337,698	7,032,023	7,781,744	5,487,454	4,854,982	4,429,803	3,898,304		3,243,239	3,270,303	3,000,000
Average Annual Return, Percent	26.35%	16.76%				13.38%
C000070617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R2 Shares)
Account Value	$ 32,993	$ 32,993	32,993	32,993	32,993	$ 32,993	26,290	22,301	24,857	17,639	15,707	14,425	12,779		10,686	10,845	10,000
Average Annual Return, Percent	25.50%	16.00%				12.68%
C000173553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R3 Shares)
Account Value	$ 33,821	$ 33,821	33,821	33,821	33,821	$ 33,821	26,881	22,754	25,292	17,900	15,901	14,570	12,872		10,745	10,870	10,000
Average Annual Return, Percent	25.82%	16.29%				12.96%
C000173554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R4 Shares)
Account Value	$ 34,617	$ 34,617	34,617	34,617	34,617	$ 34,617	27,446	23,166	25,682	18,140	16,076	14,690	12,945		10,783	10,892	10,000
Average Annual Return, Percent	26.13%	16.58%				13.22%
C000033526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R5 Shares)
Account Value	$ 35,195	$ 35,195	35,195	35,195	35,195	$ 35,195	27,857	23,483	25,999	18,336	16,221	14,800	13,021		10,821	10,913	10,000
Average Annual Return, Percent	26.34%	16.76%				13.41%
C000093771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R6 Shares)
Account Value	$ 17,747,247	$ 17,747,247	17,747,247	17,747,247	17,747,247	$ 17,747,247	14,036,734	11,820,488	13,070,333	9,206,071	8,137,942	7,415,833	6,519,568		5,416,116	5,458,676	5,000,000
Average Annual Return, Percent	26.43%	16.88%				13.51%
C000007580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class A Shares)
Account Value	$ 25,107	$ 25,107	25,107	25,107	25,107	$ 25,107	22,858	20,216	25,769	16,850	16,892	16,768	12,375		9,168	10,713	9,475
Average Annual Return, Percent	4.07%	7.08%				9.64%
C000007580 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	9.84%	8.25%				10.24%
C000007582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class C Shares)
Account Value	$ 25,459	$ 25,459	25,459	25,459	25,459	$ 25,459	23,178	20,498	26,256	17,249	17,380	17,341	12,863		9,575	11,246	10,000
Average Annual Return, Percent	8.24%	7.71%				9.80%
C000007582 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.24%	7.71%				9.80%
C000007579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class I Shares)
Account Value	$ 2,715,382	$ 2,715,382	2,715,382	2,715,382	2,715,382	$ 2,715,382	2,466,675	2,175,499	2,766,834	1,804,255	1,803,820	1,786,611	1,315,444		971,836	1,133,029	1,000,000
Average Annual Return, Percent	10.08%	8.52%				10.51%
C000200711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class R6 Shares)
Account Value	$ 13,922,683	$ 13,922,683	13,922,683	13,922,683	13,922,683	$ 13,922,683	12,616,423	11,098,050	14,076,996	9,160,515	9,136,184	9,025,249	6,628,475		4,884,451	5,679,788	5,000,000
Average Annual Return, Percent	10.35%	8.79%				10.78%
C000007573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)
Account Value	$ 30,567	$ 30,567	30,567	30,567	30,567	$ 30,567	24,258	20,178	22,511	15,791	14,477	13,234	11,720		9,889	10,334	9,477
Average Annual Return, Percent	19.38%	14.87%				11.82%
C000007573 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	26.01%	16.12%				12.42%
C000007571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)
Account Value	$ 3,308,595	$ 3,308,595	3,308,595	3,308,595	3,308,595	$ 3,308,595	2,618,585	2,173,372	2,418,239	1,692,029	1,546,930	1,410,829	1,246,447		1,048,791	1,093,378	1,000,000
Average Annual Return, Percent	26.35%	16.42%				12.71%
C000007982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)
Account Value	$ 16,770,274	$ 16,770,274	16,770,274	16,770,274	16,770,274	$ 16,770,274	13,261,137	10,995,364	12,224,026	8,543,117	7,804,267	7,108,725	6,275,406		5,273,428	5,483,596	5,000,000
Average Annual Return, Percent	26.46%	16.53%				12.86%
C000109814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class A Shares)
Account Value	$ 20,141	$ 20,141	20,141	20,141	20,141	$ 20,141	17,152	14,978	17,882	12,884	12,868	12,235	11,223		9,678	9,962	9,551
Average Annual Return, Percent	12.14%	8.37%				7.25%
C000109814 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	17.43%	9.38%				7.75%
C000109815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class C Shares)
Account Value	$ 20,076	$ 20,076	20,076	20,076	20,076	$ 20,076	17,096	14,927	17,929	12,995	13,050	12,480	11,517		9,997	10,361	10,000
Average Annual Return, Percent	15.81%	8.75%				7.22%
C000109815 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	16.81%	8.75%				7.22%
C000109816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class I Shares)
Account Value	$ 2,140,536	$ 2,140,536	2,140,536	2,140,536	2,140,536	$ 2,140,536	1,818,947	1,585,511	1,889,777	1,359,716	1,355,110	1,286,500	1,178,152		1,015,232	1,044,051	1,000,000
Average Annual Return, Percent	17.68%	9.57%				7.91%
C000109817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)
Account Value	$ 20,435	$ 20,435	20,435	20,435	20,435	$ 20,435	17,450	15,286	18,312	13,242	13,266	12,658	11,659		10,084	10,404	10,000
Average Annual Return, Percent	17.11%	9.02%				7.41%
C000169497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)
Account Value	$ 20,932	$ 20,932	20,932	20,932	20,932	$ 20,932	17,830	15,584	18,622	13,432	13,420	12,773	11,734		10,134	10,431	10,000
Average Annual Return, Percent	17.40%	9.30%				7.67%
C000169498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)
Account Value	$ 21,380	$ 21,380	21,380	21,380	21,380	$ 21,380	18,165	15,838	18,882	13,585	13,540	12,855	11,781		10,152	10,441	10,000
Average Annual Return, Percent	17.70%	9.57%				7.90%
C000109818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)
Account Value	$ 21,712	$ 21,712	21,712	21,712	21,712	$ 21,712	18,420	16,036	19,083	13,709	13,644	12,938	11,836		10,183	10,458	10,000
Average Annual Return, Percent	17.87%	9.74%				8.06%
C000148434 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)
Account Value	$ 10,953,680	$ 10,953,680	10,953,680	10,953,680	10,953,680	$ 10,953,680	9,285,744	8,074,608	9,599,462	6,890,235	6,850,780	6,487,293	5,931,257		5,099,014	5,230,748	5,000,000
Average Annual Return, Percent	17.96%	9.84%				8.16%
C000115328 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2020 Fund (Class I Shares)
Account Value	$ 1,544,713	$ 1,544,713	1,544,713	1,544,713	1,544,713	$ 1,544,713	1,411,269	1,324,923	1,510,840	1,304,173	1,260,941	1,193,350	1,133,117		1,039,077	1,017,090	1,000,000
Average Annual Return, Percent	9.46%	4.14%				4.44%
C000115329 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2020 Fund (Class R2 Shares)
Account Value	$ 14,722	$ 14,722	14,722	14,722	14,722	$ 14,722	13,523	12,760	14,618	12,689	12,325	11,724	11,188		10,305	10,129	10,000
Average Annual Return, Percent	8.86%	3.62%				3.94%
C000186787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2020 Fund (Class R3 Shares)
Account Value	$ 15,111	$ 15,111	15,111	15,111	15,111	$ 15,111	13,839	13,027	14,894	12,892	12,496	11,853	11,281		10,372	10,162	10,000
Average Annual Return, Percent	9.20%	3.87%				4.22%
C000186788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2020 Fund (Class R4 Shares)
Account Value	$ 15,491	$ 15,491	15,491	15,491	15,491	$ 15,491	14,159	13,295	15,152	13,085	12,650	11,971	11,366		10,424	10,187	10,000
Average Annual Return, Percent	9.40%	4.14%				4.47%
C000007584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class A Shares)
Account Value	$ 23,620	$ 23,620	23,620	23,620	23,620	$ 23,620	20,772	18,475	19,254	13,290	14,003	13,130	11,719		10,075	9,971	9,474
Average Annual Return, Percent	7.74%	9.83%				8.98%
C000007584 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.71%	11.02%				9.57%
C000007586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class C Shares)
Account Value	$ 23,945	$ 23,945	23,945	23,945	23,945	$ 23,945	21,057	18,731	19,618	13,611	14,414	13,579	12,180		10,524	10,468	10,000
Average Annual Return, Percent	12.14%	10.46%				9.12%
C000007586 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.14%	10.46%				9.12%
C000007583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class I Shares)
Account Value	$ 2,555,254	$ 2,555,254	2,555,254	2,555,254	2,555,254	$ 2,555,254	2,241,760	1,988,886	2,067,511	1,423,688	1,496,286	1,399,169	1,245,793		1,068,283	1,054,771	1,000,000
Average Annual Return, Percent	13.98%	11.30%				9.84%
C000162364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R2 Shares)
Account Value	$ 24,393	$ 24,393	24,393	24,393	24,393	$ 24,393	21,506	19,179	20,038	13,866	14,645	13,766	12,317		10,615	10,524	10,000
Average Annual Return, Percent	13.42%	10.74%				9.33%
C000190876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R3 Shares)
Account Value	$ 24,939	$ 24,939	24,939	24,939	24,939	$ 24,939	21,931	19,506	20,331	14,032	14,786	13,862	12,369		10,634	10,524	10,000
Average Annual Return, Percent	13.72%	11.02%				9.57%
C000190877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R4 Shares)
Account Value	$ 25,555	$ 25,555	25,555	25,555	25,555	$ 25,555	22,418	19,890	20,678	14,235	14,965	13,994	12,458		10,683	10,548	10,000
Average Annual Return, Percent	13.99%	11.30%				9.84%
C000162365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R5 Shares)
Account Value	$ 25,914	$ 25,914	25,914	25,914	25,914	$ 25,914	22,699	20,109	20,875	14,350	15,060	14,064	12,499		10,696	10,548	10,000
Average Annual Return, Percent	14.16%	11.46%				9.99%
C000162366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R6 Shares)
Account Value	$ 13,055,674	$ 13,055,674	13,055,674	13,055,674	13,055,674	$ 13,055,674	11,425,036	10,110,977	10,484,512	7,201,016	7,549,918	7,043,675	6,255,859		5,350,892	5,273,857	5,000,000
Average Annual Return, Percent	14.27%	11.58%				10.07%
C000007648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)
Account Value	$ 20,589	$ 20,589	20,589	20,589	20,589	$ 20,589	17,822	16,099	16,783	11,460	12,796	12,294	10,843		9,303	9,971	9,474
Average Annual Return, Percent	9.46%	8.80%				7.49%
C000007648 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	15.53%	9.98%				8.07%
C000007649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)
Account Value	$ 20,888	$ 20,888	20,888	20,888	20,888	$ 20,888	18,081	16,335	17,111	11,743	13,177	12,723	11,275		9,722	10,472	10,000
Average Annual Return, Percent	13.97%	9.43%				7.64%
C000007649 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.97%	9.43%				7.64%
C000007647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)
Account Value	$ 2,219,745	$ 2,219,745	2,219,745	2,219,745	2,219,745	$ 2,219,745	1,916,659	1,727,568	1,796,463	1,223,757	1,363,290	1,306,714	1,149,773		985,042	1,054,144	1,000,000
Average Annual Return, Percent	15.81%	10.24%				8.30%
C000070624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)
Account Value	$ 21,101	$ 21,101	21,101	21,101	21,101	$ 21,101	18,334	16,622	17,389	11,906	13,331	12,838	11,353		9,770	10,496	10,000
Average Annual Return, Percent	15.10%	9.62%				7.75%
C000033530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)
Account Value	$ 22,497	$ 22,497	22,497	22,497	22,497	$ 22,497	19,416	17,489	18,178	12,369	13,756	13,164	11,564		9,889	10,560	10,000
Average Annual Return, Percent	15.87%	10.34%				8.45%
C000093775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)
Account Value	$ 11,343,633	$ 11,343,633	11,343,633	11,343,633	11,343,633	$ 11,343,633	9,780,748	8,801,230	9,138,999	6,209,924	6,902,332	6,597,186	5,792,144		4,949,442	5,283,669	5,000,000
Average Annual Return, Percent	15.98%	10.45%				8.54%
C000007811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)
Account Value	$ 32,967	$ 32,967	32,967	32,967	32,967	$ 32,967	24,940	20,085	23,058	16,204	14,512	13,582	12,002		9,867	10,334	9,476
Average Annual Return, Percent	25.22%	16.57%				12.67%
C000007811 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	32.19%	17.83%				13.28%
C000007812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)
Account Value	$ 33,415	$ 33,415	33,415	33,415	33,415	$ 33,415	25,279	20,367	23,494	16,598	14,938	14,051	12,477		10,311	10,851	10,000
Average Annual Return, Percent	30.50%	17.24%				12.82%
C000007812 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	31.50%	17.24%				12.82%
C000007809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)
Account Value	$ 3,566,578	$ 3,566,578	3,566,578	3,566,578	3,566,578	$ 3,566,578	2,691,349	2,161,799	2,476,196	1,735,855	1,550,909	1,447,937	1,276,122		1,046,419	1,093,173	1,000,000
Average Annual Return, Percent	32.52%	18.12%				13.56%
C000070626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)
Account Value	$ 33,640	$ 33,640	33,640	33,640	33,640	$ 33,640	25,566	20,677	23,829	16,808	15,098	14,183	12,573		10,363	10,879	10,000
Average Annual Return, Percent	31.58%	17.38%				12.90%
C000033532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)
Account Value	$ 35,960	$ 35,960	35,960	35,960	35,960	$ 35,960	27,155	21,815	24,973	17,501	15,620	14,580	12,834		10,508	10,954	10,000
Average Annual Return, Percent	32.43%	18.15%				13.65%
C000195233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)
Account Value	$ 18,101,237	$ 18,101,237	18,101,237	18,101,237	18,101,237	$ 18,101,237	13,649,747	10,954,786	12,531,354	8,772,026	7,825,245	7,295,084	6,417,008		5,253,964	5,477,019	5,000,000
Average Annual Return, Percent	32.61%	18.26%				13.73%
C000032449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class A Shares)
Account Value	$ 16,875	$ 16,875	16,875	16,875	16,875	$ 16,875	15,034	13,687	16,030	12,784	12,609	11,915	11,059		9,768	9,939	9,552
Average Annual Return, Percent	7.20%	5.03%				5.37%
C000032449 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	12.24%	6.00%				5.86%
C000032450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class C Shares)
Account Value	$ 16,818	$ 16,818	16,818	16,818	16,818	$ 16,818	14,983	13,647	16,073	12,887	12,793	12,160	11,354		10,095	10,339	10,000
Average Annual Return, Percent	10.60%	5.40%				5.34%
C000032450 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.60%	5.40%				5.34%
C000032451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class I Shares)
Account Value	$ 1,792,910	$ 1,792,910	1,792,910	1,792,910	1,792,910	$ 1,792,910	1,594,237	1,449,015	1,694,348	1,347,993	1,328,188	1,252,726	1,161,297		1,024,594	1,041,440	1,000,000
Average Annual Return, Percent	12.46%	6.18%				6.01%
C000070631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)
Account Value	$ 17,109	$ 17,109	17,109	17,109	17,109	$ 17,109	15,294	13,964	16,412	13,126	12,993	12,328	11,484		10,175	10,377	10,000
Average Annual Return, Percent	11.87%	5.66%				5.52%
C000169485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)
Account Value	$ 17,535	$ 17,535	17,535	17,535	17,535	$ 17,535	15,627	14,238	16,684	13,316	13,151	12,439	11,564		10,227	10,405	10,000
Average Annual Return, Percent	12.21%	5.92%				5.78%
C000169486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)
Account Value	$ 17,915	$ 17,915	17,915	17,915	17,915	$ 17,915	15,932	14,470	16,925	13,473	13,268	12,521	11,604		10,246	10,414	10,000
Average Annual Return, Percent	12.45%	6.19%				6.00%
C000032452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)
Account Value	$ 18,176	$ 18,176	18,176	18,176	18,176	$ 18,176	16,144	14,647	17,095	13,589	13,365	12,598	11,662		10,274	10,428	10,000
Average Annual Return, Percent	12.59%	6.34%				6.16%
C000148428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)
Account Value	$ 9,168,336	$ 9,168,336	9,168,336	9,168,336	9,168,336	$ 9,168,336	8,135,336	7,371,436	8,599,387	6,824,874	6,709,120	6,314,838	5,839,299		5,141,990	5,215,557	5,000,000
Average Annual Return, Percent	12.70%	6.44%				6.25%
C000007576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class A Shares)
Account Value	$ 17,777	$ 17,777	17,777	17,777	17,777	$ 17,777	15,637	14,425	16,473	12,677	12,372	11,656	10,942		9,707	9,875	9,550
Average Annual Return, Percent	8.54%	6.53%				5.92%
C000007576 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.69%	7.52%				6.41%
C000007578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class C Shares)
Account Value	$ 17,876	$ 17,876	17,876	17,876	17,876	$ 17,876	15,723	14,504	16,656	12,878	12,630	11,961	11,282		10,059	10,287	10,000
Average Annual Return, Percent	12.08%	6.98%				5.98%
C000007578 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.08%	6.98%				5.98%
C000007574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class I Shares)
Account Value	$ 1,908,570	$ 1,908,570	1,908,570	1,908,570	1,908,570	$ 1,908,570	1,674,553	1,539,973	1,755,556	1,347,423	1,311,102	1,232,574	1,153,960		1,021,241	1,036,258	1,000,000
Average Annual Return, Percent	13.97%	7.80%				6.68%
C000007575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class L Shares)
Account Value	$ 5,807,343	$ 5,807,343	5,807,343	5,807,343	5,807,343	$ 5,807,343	5,090,385	4,680,656	5,331,478	4,089,020	3,978,278	3,733,030	3,488,371		3,078,932	3,118,668	3,000,000
Average Annual Return, Percent	14.08%	7.86%				6.83%
C000195232 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class R6 Shares)
Account Value	$ 9,722,828	$ 9,722,828	9,722,828	9,722,828	9,722,828	$ 9,722,828	8,521,267	7,829,408	8,911,617	6,830,111	6,640,155	6,226,266	5,813,951		5,131,553	5,197,780	5,000,000
Average Annual Return, Percent	14.10%	7.93%				6.88%
C000007642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class A Shares)
Account Value	$ 37,699	$ 37,699	37,699	37,699	37,699	$ 37,699	27,868	22,008	26,664	19,042	16,536	15,445	12,643		10,441	10,533	9,476
Average Annual Return, Percent	28.18%	16.65%				14.19%
C000007642 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	35.28%	17.92%				14.81%
C000007643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class C Shares)
Account Value	$ 38,235	$ 38,235	38,235	38,235	38,235	$ 38,235	28,264	22,323	27,180	19,506	17,023	15,980	13,147		10,911	11,060	10,000
Average Annual Return, Percent	33.60%	17.33%				14.35%
C000007643 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	34.60%	17.33%				14.35%
C000007641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class I Shares)
Account Value	$ 4,079,428	$ 4,079,428	4,079,428	4,079,428	4,079,428	$ 4,079,428	3,008,301	2,369,595	2,863,560	2,039,787	1,766,998	1,646,370	1,344,282		1,107,278	1,114,316	1,000,000
Average Annual Return, Percent	35.61%	18.22%				15.10%
C000070623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R2 Shares)
Account Value	$ 38,812	$ 38,812	38,812	38,812	38,812	$ 38,812	28,760	22,770	27,655	19,799	17,235	16,141	13,248		10,965	11,087	10,000
Average Annual Return, Percent	34.95%	17.63%				14.52%
C000033529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R5 Shares)
Account Value	$ 41,477	$ 41,477	41,477	41,477	41,477	$ 41,477	30,539	24,024	28,985	20,617	17,833	16,591	13,526		11,119	11,166	10,000
Average Annual Return, Percent	35.82%	18.39%				15.29%
C000162368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R6 Shares)
Account Value	$ 20,898,954	$ 20,898,954	20,898,954	20,898,954	20,898,954	$ 20,898,954	15,371,377	12,080,141	14,560,360	10,346,472	8,939,359	8,309,094	6,767,729		5,560,958	5,582,786	5,000,000
Average Annual Return, Percent	35.96%	18.51%				15.38%
C000032453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class A Shares)
Account Value	$ 19,334	$ 19,334	19,334	19,334	19,334	$ 19,334	16,691	14,756	17,528	12,923	12,839	12,210	11,211		9,670	9,966	9,550
Average Annual Return, Percent	10.65%	7.53%				6.81%
C000032453 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	15.83%	8.53%				7.31%
C000032454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class C Shares)
Account Value	$ 19,281	$ 19,281	19,281	19,281	19,281	$ 19,281	16,645	14,712	17,574	13,042	13,031	12,459	11,510		9,993	10,371	10,000
Average Annual Return, Percent	14.19%	7.90%				6.79%
C000032454 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	15.19%	7.90%				6.79%
C000032455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class I Shares)
Account Value	$ 2,055,112	$ 2,055,112	2,055,112	2,055,112	2,055,112	$ 2,055,112	1,770,862	1,561,803	1,852,383	1,364,411	1,352,678	1,283,833	1,177,336		1,014,465	1,044,446	1,000,000
Average Annual Return, Percent	16.05%	8.72%				7.47%
C000070632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)
Account Value	$ 19,620	$ 19,620	19,620	19,620	19,620	$ 19,620	16,992	15,060	17,948	13,283	13,243	12,638	11,643		10,074	10,414	10,000
Average Annual Return, Percent	15.46%	8.18%				6.97%
C000169488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)
Account Value	$ 20,095	$ 20,095	20,095	20,095	20,095	$ 20,095	17,360	15,347	18,250	13,466	13,389	12,749	11,722		10,126	10,436	10,000
Average Annual Return, Percent	15.76%	8.46%				7.23%
C000169487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)
Account Value	$ 20,531	$ 20,531	20,531	20,531	20,531	$ 20,531	17,691	15,601	18,502	13,627	13,516	12,829	11,766		10,145	10,444	10,000
Average Annual Return, Percent	16.06%	8.72%				7.46%
C000032456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)
Account Value	$ 20,841	$ 20,841	20,841	20,841	20,841	$ 20,841	17,932	15,791	18,702	13,748	13,617	12,910	11,823		10,173	10,463	10,000
Average Annual Return, Percent	16.22%	8.88%				7.62%
C000148429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)
Account Value	$ 10,511,873	$ 10,511,873	10,511,873	10,511,873	10,511,873	$ 10,511,873	9,035,952	7,950,755	9,406,716	6,908,136	6,835,463	6,474,066	5,922,543		5,091,284	5,233,217	5,000,000
Average Annual Return, Percent	16.33%	8.99%				7.71%
C000050059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class A Shares)
Account Value	$ 20,030	$ 20,030	20,030	20,030	20,030	$ 20,030	17,130	14,997	17,877	12,884	12,869	12,237	11,224		9,671	9,969	9,549
Average Annual Return, Percent	11.67%	8.25%				7.19%
C000050059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	16.93%	9.25%				7.69%
C000050056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class C Shares)
Account Value	$ 19,980	$ 19,980	19,980	19,980	19,980	$ 19,980	17,087	14,957	17,934	12,997	13,062	12,490	11,524		9,998	10,371	10,000
Average Annual Return, Percent	15.25%	8.62%				7.17%
C000050056 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	16.25%	8.62%				7.17%
C000050057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class I Shares)
Account Value	$ 2,128,093	$ 2,128,093	2,128,093	2,128,093	2,128,093	$ 2,128,093	1,816,707	1,587,090	1,889,559	1,359,656	1,355,762	1,287,222	1,178,728		1,014,640	1,044,845	1,000,000
Average Annual Return, Percent	17.14%	9.44%				7.84%
C000070635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)
Account Value	$ 20,314	$ 20,314	20,314	20,314	20,314	$ 20,314	17,430	15,300	18,312	13,235	13,267	12,665	11,658		10,073	10,412	10,000
Average Annual Return, Percent	16.54%	8.89%				7.34%
C000169493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)
Account Value	$ 20,815	$ 20,815	20,815	20,815	20,815	$ 20,815	17,817	15,604	18,619	13,429	13,424	12,779	11,735		10,128	10,440	10,000
Average Annual Return, Percent	16.83%	9.17%				7.61%
C000169494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)
Account Value	$ 21,256	$ 21,256	21,256	21,256	21,256	$ 21,256	18,146	15,855	18,875	13,578	13,540	12,861	11,778		10,146	10,448	10,000
Average Annual Return, Percent	17.14%	9.44%				7.83%
C000050058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)
Account Value	$ 21,586	$ 21,586	21,586	21,586	21,586	$ 21,586	18,396	16,052	19,078	13,706	13,647	12,942	11,839		10,174	10,462	10,000
Average Annual Return, Percent	17.34%	9.60%				8.00%
C000148432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)
Account Value	$ 10,887,251	$ 10,887,251	10,887,251	10,887,251	10,887,251	$ 10,887,251	9,270,062	8,078,314	9,592,629	6,883,470	6,850,627	6,487,097	5,927,649		5,091,952	5,232,772	5,000,000
Average Annual Return, Percent	17.45%	9.71%				8.09%
C000115330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2020 Fund (Class R5 Shares)
Account Value	$ 15,699	$ 15,699	15,699	15,699	15,699	$ 15,699	14,325	13,426	15,290	13,180	12,724	12,023	11,397		10,435	10,189	10,000
Average Annual Return, Percent	9.59%	4.29%				4.61%
C000115331 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2020 Fund (Class R6 Shares)
Account Value	$ 7,918,841	$ 7,918,841	7,918,841	7,918,841	7,918,841	$ 7,918,841	7,219,765	6,759,143	7,689,215	6,624,496	6,388,007	6,027,141	5,708,932		5,222,570	5,099,800	5,000,000
Average Annual Return, Percent	9.68%	4.39%				4.71%
C000115346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)
Account Value	$ 1,909,757	$ 1,909,757	1,909,757	1,909,757	1,909,757	$ 1,909,757	1,682,600	1,505,222	1,766,239	1,354,217	1,338,908	1,266,349	1,171,558		1,027,753	1,021,448	1,000,000
Average Annual Return, Percent	13.50%	7.36%				6.68%
C000115347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)
Account Value	$ 18,206	$ 18,206	18,206	18,206	18,206	$ 18,206	16,115	14,497	17,091	13,169	13,088	12,441	11,567		10,199	10,172	10,000
Average Annual Return, Percent	12.97%	6.82%				6.17%
C000186794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)
Account Value	$ 18,685	$ 18,685	18,685	18,685	18,685	$ 18,685	16,507	14,802	17,411	13,386	13,268	12,579	11,670		10,259	10,205	10,000
Average Annual Return, Percent	13.20%	7.09%				6.45%
C000186793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)
Account Value	$ 19,163	$ 19,163	19,163	19,163	19,163	$ 19,163	16,882	15,104	17,720	13,592	13,438	12,709	11,758		10,310	10,231	10,000
Average Annual Return, Percent	13.52%	7.36%				6.72%
C000115348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)
Account Value	$ 19,408	$ 19,408	19,408	19,408	19,408	$ 19,408	17,072	15,252	17,868	13,683	13,507	12,755	11,783		10,316	10,233	10,000
Average Annual Return, Percent	13.68%	7.52%				6.86%
C000115349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)
Account Value	$ 9,793,349	$ 9,793,349	9,793,349	9,793,349	9,793,349	$ 9,793,349	8,606,575	7,681,530	8,992,861	6,877,289	6,781,653	6,398,193	5,905,084		5,165,732	5,121,574	5,000,000
Average Annual Return, Percent	13.79%	7.63%				6.95%
C000115364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)
Account Value	$ 2,097,304	$ 2,097,304	2,097,304	2,097,304	2,097,304	$ 2,097,304	1,804,630	1,574,276	1,865,672	1,360,407	1,360,807	1,288,647	1,182,203		1,024,176	1,021,425	1,000,000
Average Annual Return, Percent	16.22%	9.04%				7.69%
C000115365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)
Account Value	$ 19,991	$ 19,991	19,991	19,991	19,991	$ 19,991	17,286	15,156	18,050	13,228	13,300	12,653	11,666		10,163	10,178	10,000
Average Annual Return, Percent	15.65%	8.49%				7.17%
C000186799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)
Account Value	$ 20,524	$ 20,524	20,524	20,524	20,524	$ 20,524	17,703	15,484	18,397	13,452	13,488	12,800	11,771		10,223	10,205	10,000
Average Annual Return, Percent	15.94%	8.76%				7.46%
C000186800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)
Account Value	$ 21,042	$ 21,042	21,042	21,042	21,042	$ 21,042	18,102	15,795	18,714	13,649	13,654	12,928	11,859		10,275	10,231	10,000
Average Annual Return, Percent	16.24%	9.04%				7.72%
C000054337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class A Shares)
Account Value	$ 18,782	$ 18,782	18,782	18,782	18,782	$ 18,782	16,826	14,732	18,325	11,229	12,043	13,194	11,433		9,529	10,231	9,475
Average Annual Return, Percent	5.79%	8.13%				6.51%
C000054337 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.63%	9.29%				7.08%
C000054338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class C Shares)
Account Value	$ 19,025	$ 19,025	19,025	19,025	19,025	$ 19,025	17,043	14,926	18,656	11,492	12,391	13,642	11,885		9,951	10,740	10,000
Average Annual Return, Percent	10.00%	8.73%				6.64%
C000054338 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	11.00%	8.73%				6.64%
C000007656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class I Shares)
Account Value	$ 2,032,792	$ 2,032,792	2,032,792	2,032,792	2,032,792	$ 2,032,792	1,816,921	1,587,294	1,968,343	1,203,760	1,287,623	1,406,349	1,215,828		1,010,786	1,082,520	1,000,000
Average Annual Return, Percent	11.88%	9.56%				7.35%
C000007657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class L Shares)
Account Value	$ 6,196,103	$ 6,196,103	6,196,103	6,196,103	6,196,103	$ 6,196,103	5,530,883	4,824,841	5,975,480	3,646,932	3,894,882	4,248,699	3,667,850		3,043,785	3,254,676	3,000,000
Average Annual Return, Percent	12.03%	9.73%				7.52%
C000106052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R2 Shares)
Account Value	$ 19,296	$ 19,296	19,296	19,296	19,296	$ 19,296	17,349	15,226	18,990	11,671	12,551	13,778	11,973		10,003	10,766	10,000
Average Annual Return, Percent	11.22%	8.98%				6.79%
C000173557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R3 Shares)
Account Value	$ 19,813	$ 19,813	19,813	19,813	19,813	$ 19,813	17,760	15,557	19,345	11,854	12,716	13,928	12,066		10,057	10,798	10,000
Average Annual Return, Percent	11.56%	9.28%				7.08%
C000173558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R4 Shares)
Account Value	$ 20,308	$ 20,308	20,308	20,308	20,308	$ 20,308	18,159	15,861	19,672	12,031	12,875	14,066	12,160		10,108	10,825	10,000
Average Annual Return, Percent	11.84%	9.54%				7.34%
C000173220 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R5 Shares)
Account Value	$ 20,646	$ 20,646	20,646	20,646	20,646	$ 20,646	18,425	16,074	19,906	12,151	12,976	14,156	12,221		10,146	10,849	10,000
Average Annual Return, Percent	12.05%	9.73%				7.52%
C000106053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R6 Shares)
Account Value	$ 10,424,888	$ 10,424,888	10,424,888	10,424,888	10,424,888	$ 10,424,888	9,292,782	8,097,352	10,018,595	6,113,759	6,522,680	7,105,660	6,128,791		5,080,062	5,426,997	5,000,000
Average Annual Return, Percent	12.18%	9.83%				7.62%
C000032433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class A Shares)
Account Value	$ 13,988	$ 13,988	13,988	13,988	13,988	$ 13,988	12,754	11,962	13,672	11,867	11,544	10,926	10,504		9,804	9,726	9,553
Average Annual Return, Percent	4.76%	2.97%				3.41%
C000032433 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	9.67%	3.92%				3.89%
C000032434 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class C Shares)
Account Value	$ 13,912	$ 13,912	13,912	13,912	13,912	$ 13,912	12,685	11,896	13,687	11,946	11,700	11,140	10,781		10,128	10,112	10,000
Average Annual Return, Percent	7.96%	3.26%				3.36%
C000032434 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	8.96%	3.26%				3.36%
C000032435 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class I Shares)
Account Value	$ 1,480,702	$ 1,480,702	1,480,702	1,480,702	1,480,702	$ 1,480,702	1,348,750	1,262,525	1,442,513	1,249,713	1,215,017	1,148,100	1,102,597		1,028,321	1,019,147	1,000,000
Average Annual Return, Percent	9.78%	4.03%				4.00%
C000070627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R2 Shares)
Account Value	$ 14,091	$ 14,091	14,091	14,091	14,091	$ 14,091	12,903	12,148	13,948	12,156	11,884	11,292	10,905		10,208	10,158	10,000
Average Annual Return, Percent	9.21%	3.47%				3.49%
C000169479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R3 Shares)
Account Value	$ 14,434	$ 14,434	14,434	14,434	14,434	$ 14,434	13,183	12,379	14,180	12,329	12,020	11,392	10,975		10,264	10,181	10,000
Average Annual Return, Percent	9.49%	3.73%				3.74%
C000169480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R4 Shares)
Account Value	$ 14,751	$ 14,751	14,751	14,751	14,751	$ 14,751	13,436	12,587	14,386	12,468	12,127	11,464	11,023		10,283	10,191	10,000
Average Annual Return, Percent	9.79%	4.00%				3.96%
C000032436 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R5 Shares)
Account Value	$ 14,967	$ 14,967	14,967	14,967	14,967	$ 14,967	13,619	12,733	14,526	12,581	12,213	11,531	11,065		10,310	10,204	10,000
Average Annual Return, Percent	9.90%	4.15%				4.11%
C000050060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class A Shares)
Account Value	$ 20,133	$ 20,133	20,133	20,133	20,133	$ 20,133	17,131	14,959	17,876	12,882	12,868	12,235	11,220		9,672	9,965	9,548
Average Annual Return, Percent	12.24%	8.36%				7.25%
C000050060 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	17.52%	9.37%				7.75%
C000050061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class C Shares)
Account Value	$ 20,078	$ 20,078	20,078	20,078	20,078	$ 20,078	17,084	14,924	17,933	12,998	13,059	12,492	11,523		10,000	10,369	10,000
Average Annual Return, Percent	15.84%	8.74%				7.22%
C000050061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	16.84%	8.74%				7.22%
C000050062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class I Shares)
Account Value	$ 2,139,414	$ 2,139,414	2,139,414	2,139,414	2,139,414	$ 2,139,414	1,817,896	1,584,065	1,889,535	1,359,458	1,355,741	1,287,140	1,177,902		1,014,890	1,044,570	1,000,000
Average Annual Return, Percent	17.69%	9.55%				7.90%
C000070636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)
Account Value	$ 20,429	$ 20,429	20,429	20,429	20,429	$ 20,429	17,440	15,272	18,310	13,236	13,270	12,667	11,657		10,082	10,415	10,000
Average Annual Return, Percent	17.14%	9.01%				7.41%
C000169495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)
Account Value	$ 20,917	$ 20,917	20,917	20,917	20,917	$ 20,917	17,810	15,562	18,606	13,421	13,418	12,772	11,726		10,130	10,437	10,000
Average Annual Return, Percent	17.44%	9.29%				7.66%
C000169496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)
Account Value	$ 21,374	$ 21,374	21,374	21,374	21,374	$ 21,374	18,157	15,824	18,873	13,579	13,543	12,865	11,782		10,149	10,446	10,000
Average Annual Return, Percent	17.72%	9.56%				7.89%
C000050063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)
Account Value	$ 21,700	$ 21,700	21,700	21,700	21,700	$ 21,700	18,400	16,017	19,078	13,701	13,645	12,940	11,829		10,182	10,465	10,000
Average Annual Return, Percent	17.93%	9.72%				8.06%
C000148433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)
Account Value	$ 10,951,266	$ 10,951,266	10,951,266	10,951,266	10,951,266	$ 10,951,266	9,278,752	8,066,748	9,597,797	6,886,987	6,851,784	6,491,462	5,928,651		5,095,856	5,234,011	5,000,000
Average Annual Return, Percent	18.03%	9.83%				8.16%
C000115304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)
Account Value	$ 2,098,957	$ 2,098,957	2,098,957	2,098,957	2,098,957	$ 2,098,957	1,805,235	1,574,981	1,864,406	1,359,564	1,361,667	1,289,825	1,184,135		1,027,219	1,022,857	1,000,000
Average Annual Return, Percent	16.27%	9.04%				7.70%
C000115305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)
Account Value	$ 19,998	$ 19,998	19,998	19,998	19,998	$ 19,998	17,288	15,160	18,036	13,218	13,309	12,663	11,685		10,187	10,187	10,000
Average Annual Return, Percent	15.67%	8.48%				7.18%
C000186785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)
Account Value	$ 20,533	$ 20,533	20,533	20,533	20,533	$ 20,533	17,700	15,486	18,384	13,439	13,494	12,805	11,784		10,254	10,219	10,000
Average Annual Return, Percent	16.01%	8.76%				7.46%
C000186786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)
Account Value	$ 21,054	$ 21,054	21,054	21,054	21,054	$ 21,054	18,111	15,802	18,709	13,641	13,661	12,934	11,873		10,305	10,245	10,000
Average Annual Return, Percent	16.25%	9.04%				7.73%
C000115306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)
Account Value	$ 21,318	$ 21,318	21,318	21,318	21,318	$ 21,318	18,309	15,949	18,852	13,727	13,727	12,978	11,901		10,305	10,248	10,000
Average Annual Return, Percent	16.44%	9.20%				7.86%
C000115307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)
Account Value	$ 10,760,212	$ 10,760,212	10,760,212	10,760,212	10,760,212	$ 10,760,212	9,230,464	8,033,077	9,485,538	6,901,709	6,894,390	6,512,067	5,961,781		5,159,785	5,126,168	5,000,000
Average Annual Return, Percent	16.57%	9.31%				7.97%
C000115340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)
Account Value	$ 1,782,713	$ 1,782,713	1,782,713	1,782,713	1,782,713	$ 1,782,713	1,593,716	1,450,626	1,693,736	1,348,983	1,320,027	1,248,095	1,162,950		1,031,287	1,020,675	1,000,000
Average Annual Return, Percent	11.86%	6.19%				5.95%
C000115341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)
Account Value	$ 16,983	$ 16,983	16,983	16,983	16,983	$ 16,983	15,261	13,960	16,381	13,110	12,898	12,256	11,477		10,229	10,165	10,000
Average Annual Return, Percent	11.28%	5.66%				5.44%
C000115334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)
Account Value	$ 1,655,181	$ 1,655,181	1,655,181	1,655,181	1,655,181	$ 1,655,181	1,502,301	1,392,397	1,609,371	1,328,020	1,293,428	1,221,500	1,149,410		1,036,477	1,018,894	1,000,000
Average Annual Return, Percent	10.18%	5.06%				5.17%
C000115335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)
Account Value	$ 15,769	$ 15,769	15,769	15,769	15,769	$ 15,769	14,390	13,397	15,570	12,916	12,638	11,992	11,343		10,279	10,146	10,000
Average Annual Return, Percent	9.58%	4.53%				4.66%
C000186789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)
Account Value	$ 16,193	$ 16,193	16,193	16,193	16,193	$ 16,193	14,742	13,689	15,863	13,129	12,814	12,130	11,449		10,346	10,180	10,000
Average Annual Return, Percent	9.85%	4.79%				4.94%
C000186790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)
Account Value	$ 16,609	$ 16,609	16,609	16,609	16,609	$ 16,609	15,079	13,972	16,147	13,329	12,976	12,254	11,535		10,398	10,205	10,000
Average Annual Return, Percent	10.15%	5.06%				5.20%
C000115336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)
Account Value	$ 16,812	$ 16,812	16,812	16,812	16,812	$ 16,812	15,243	14,098	16,274	13,411	13,043	12,299	11,554		10,403	10,207	10,000
Average Annual Return, Percent	10.29%	5.21%				5.33%
C000115337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)
Account Value	$ 8,487,310	$ 8,487,310	8,487,310	8,487,310	8,487,310	$ 8,487,310	7,686,342	7,103,948	8,191,536	6,743,984	6,548,746	6,169,380	5,790,887		5,209,306	5,108,713	5,000,000
Average Annual Return, Percent	10.42%	5.32%				5.43%
C000115352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)
Account Value	$ 2,015,479	$ 2,015,479	2,015,479	2,015,479	2,015,479	$ 2,015,479	1,755,318	1,550,409	1,829,483	1,365,074	1,358,592	1,286,282	1,181,472		1,024,242	1,022,419	1,000,000
Average Annual Return, Percent	14.82%	8.21%				7.26%
C000115353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)
Account Value	$ 19,203	$ 19,203	19,203	19,203	19,203	$ 19,203	16,807	14,919	17,694	13,270	13,272	12,625	11,655		10,154	10,177	10,000
Average Annual Return, Percent	14.26%	7.67%				6.74%
C000186795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)
Account Value	$ 19,723	$ 19,723	19,723	19,723	19,723	$ 19,723	17,220	15,248	18,033	13,491	13,465	12,772	11,764		10,224	10,215	10,000
Average Annual Return, Percent	14.53%	7.93%				7.03%
C000186796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)
Account Value	$ 20,221	$ 20,221	20,221	20,221	20,221	$ 20,221	17,614	15,553	18,353	13,696	13,631	12,904	11,852		10,275	10,241	10,000
Average Annual Return, Percent	14.80%	8.21%				7.29%
C000115354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)
Account Value	$ 20,486	$ 20,486	20,486	20,486	20,486	$ 20,486	17,811	15,711	18,505	13,792	13,701	12,951	11,877		10,282	10,243	10,000
Average Annual Return, Percent	15.02%	8.38%				7.43%
C000115355 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)
Account Value	$ 10,334,932	$ 10,334,932	10,334,932	10,334,932	10,334,932	$ 10,334,932	8,979,026	7,909,040	9,306,322	6,929,427	6,878,718	6,493,216	5,949,800		5,145,793	5,124,149	5,000,000
Average Annual Return, Percent	15.10%	8.48%				7.53%
C000133811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class A Shares)
Account Value	$ 20,313	$ 20,313	20,313	20,313	20,313	$ 20,313	17,916	15,592	16,588	13,903	12,751	12,111	11,296		9,956	9,980	9,477
Average Annual Return, Percent	7.42%	8.58%				7.34%
C000133811 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.38%	9.76%				7.92%
C000133812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class C Shares)
Account Value	$ 20,603	$ 20,603	20,603	20,603	20,603	$ 20,603	18,171	15,814	16,911	14,239	13,131	12,534	11,744		10,399	10,479	10,000
Average Annual Return, Percent	11.82%	9.21%				7.50%
C000133812 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.82%	9.21%				7.50%
C000133813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class I Shares)
Account Value	$ 2,199,536	$ 2,199,536	2,199,536	2,199,536	2,199,536	$ 2,199,536	1,934,639	1,679,643	1,782,831	1,489,881	1,363,055	1,292,046	1,201,673		1,056,103	1,055,948	1,000,000
Average Annual Return, Percent	13.69%	10.04%				8.20%
C000115366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)
Account Value	$ 21,311	$ 21,311	21,311	21,311	21,311	$ 21,311	18,307	15,951	18,872	13,742	13,727	12,974	11,889		10,286	10,238	10,000
Average Annual Return, Percent	16.41%	9.20%				7.86%
C000115367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)
Account Value	$ 10,751,547	$ 10,751,547	10,751,547	10,751,547	10,751,547	$ 10,751,547	9,226,218	8,031,093	9,491,237	6,906,298	6,887,890	6,506,991	5,955,443		5,147,751	5,121,532	5,000,000
Average Annual Return, Percent	16.53%	9.31%				7.96%
C000115298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)
Account Value	$ 1,467,107	$ 1,467,107	1,467,107	1,467,107	1,467,107	$ 1,467,107	1,341,688	1,260,690	1,436,631	1,249,473	1,210,888	1,145,886	1,100,864		1,031,709	1,007,653	1,000,000
Average Annual Return, Percent	9.35%	3.91%				3.91%
C000115299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)
Account Value	$ 13,982	$ 13,982	13,982	13,982	13,982	$ 13,982	12,850	12,133	13,900	12,148	11,831	11,254	10,865		10,233	10,035	10,000
Average Annual Return, Percent	8.81%	3.40%				3.41%
C000186783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)
Account Value	$ 14,341	$ 14,341	14,341	14,341	14,341	$ 14,341	13,150	12,387	14,153	12,339	11,989	11,377	10,960		10,299	10,067	10,000
Average Annual Return, Percent	9.06%	3.65%				3.67%
C000186784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)
Account Value	$ 14,711	$ 14,711	14,711	14,711	14,711	$ 14,711	13,460	12,640	14,413	12,531	12,146	11,495	11,042		10,350	10,093	10,000
Average Annual Return, Percent	9.30%	3.91%				3.94%
C000115300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)
Account Value	$ 14,901	$ 14,901	14,901	14,901	14,901	$ 14,901	13,614	12,767	14,537	12,618	12,209	11,540	11,074		10,356	10,095	10,000
Average Annual Return, Percent	9.45%	4.06%				4.07%
C000115301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)
Account Value	$ 7,517,153	$ 7,517,153	7,517,153	7,517,153	7,517,153	$ 7,517,153	6,860,414	6,427,307	7,309,908	6,338,851	6,126,898	5,785,354	5,544,128		5,182,807	5,049,672	5,000,000
Average Annual Return, Percent	9.57%	4.17%				4.16%
C000050052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class A Shares)
Account Value	$ 18,283	$ 18,283	18,283	18,283	18,283	$ 18,283	15,989	14,317	16,909	12,822	12,677	12,043	11,133		9,716	9,955	9,552
Average Annual Return, Percent	9.22%	6.61%				6.22%
C000050052 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.35%	7.60%				6.71%
C000050053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class C Shares)
Account Value	$ 18,231	$ 18,231	18,231	18,231	18,231	$ 18,231	15,943	14,283	16,965	12,939	12,868	12,289	11,434		10,039	10,359	10,000
Average Annual Return, Percent	12.78%	6.99%				6.19%
C000050053 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.78%	6.99%				6.19%
C000050054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class I Shares)
Account Value	$ 1,944,339	$ 1,944,339	1,944,339	1,944,339	1,944,339	$ 1,944,339	1,696,519	1,516,496	1,788,129	1,353,477	1,336,025	1,266,790	1,169,192		1,019,555	1,043,560	1,000,000
Average Annual Return, Percent	14.61%	7.79%				6.88%
C000070634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)
Account Value	$ 18,544	$ 18,544	18,544	18,544	18,544	$ 18,544	16,266	14,613	17,314	13,173	13,069	12,459	11,559		10,119	10,393	10,000
Average Annual Return, Percent	14.00%	7.25%				6.37%
C000169491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)
Account Value	$ 18,990	$ 18,990	18,990	18,990	18,990	$ 18,990	16,604	14,888	17,596	13,354	13,213	12,567	11,631		10,171	10,422	10,000
Average Annual Return, Percent	14.37%	7.52%				6.62%
C000169492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)
Account Value	$ 19,424	$ 19,424	19,424	19,424	19,424	$ 19,424	16,952	15,154	17,859	13,522	13,348	12,663	11,689		10,196	10,436	10,000
Average Annual Return, Percent	14.58%	7.79%				6.86%
C000050055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)
Account Value	$ 19,713	$ 19,713	19,713	19,713	19,713	$ 19,713	17,176	15,331	18,043	13,645	13,443	12,732	11,744		10,224	10,450	10,000
Average Annual Return, Percent	14.78%	7.96%				7.02%
C000148431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)
Account Value	$ 9,947,136	$ 9,947,136	9,947,136	9,947,136	9,947,136	$ 9,947,136	8,654,215	7,719,749	9,075,231	6,856,166	6,751,301	6,387,497	5,882,886		5,116,693	5,226,394	5,000,000
Average Annual Return, Percent	14.94%	8.06%				7.12%
C000133814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class R5 Shares)
Account Value	$ 22,348	$ 22,348	22,348	22,348	22,348	$ 22,348	19,632	17,016	18,033	15,054	13,755	13,009	12,085		10,599	10,579	10,000
Average Annual Return, Percent	13.83%	10.19%				8.37%
C000133815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class R6 Shares)
Account Value	$ 11,264,729	$ 11,264,729	11,264,729	11,264,729	11,264,729	$ 11,264,729	9,883,313	8,558,378	9,060,291	7,556,686	6,894,823	6,517,099	6,048,171		5,304,845	5,291,488	5,000,000
Average Annual Return, Percent	13.98%	10.32%				8.46%
C000148425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R6 Shares)
Account Value	$ 7,548,338	$ 7,548,338	7,548,338	7,548,338	7,548,338	$ 7,548,338	6,861,169	6,411,657	7,305,357	6,320,305	6,129,373	5,781,247	5,541,742		5,159,077	5,103,597	5,000,000
Average Annual Return, Percent	10.02%	4.25%				4.20%
C000172127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)
Account Value	$ 1,981,504	$ 1,981,504	1,981,504	1,981,504	$ 1,981,504	$ 1,981,504	1,704,509	1,486,672	1,757,736	1,283,712	1,286,105	1,215,213	1,113,081	$ 1,000,000
Average Annual Return, Percent	16.25%	9.03%			9.13%
C000172128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)
Account Value	$ 19,049	$ 19,049	19,049	19,049	$ 19,049	19,049	16,464	14,430	17,155	12,585	12,679	12,042	11,086	10,000
Average Annual Return, Percent	15.71%	8.48%			8.58%
C000186801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)
Account Value	$ 19,420	$ 19,420	$ 19,420	19,420	$ 19,420	19,420	16,745	14,640	17,361	12,703	12,762	12,096	11,112	10,000
Average Annual Return, Percent	15.98%	8.76%	8.85%
C000186802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)
Account Value	$ 19,803	$ 19,803	$ 19,803	19,803	19,803	19,803	17,033	14,856	17,576	12,835	12,857	12,152	11,135	10,000
Average Annual Return, Percent	16.27%	9.02%	9.12%
C000172129 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)
Account Value	$ 20,049	$ 20,049	$ 20,049	20,049	$ 20,049	20,049	17,216	14,991	17,707	12,908	12,916	12,190	11,147	10,000
Average Annual Return, Percent	16.46%	9.19%			9.29%
C000172130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)
Account Value	$ 10,102,068	$ 10,102,068	10,102,068	10,102,068	$ 10,102,068	10,102,068	8,664,224	7,537,565	8,893,211	6,477,715	6,475,437	6,103,519	5,576,789	5,000,000
Average Annual Return, Percent	16.60%	9.30%			9.40%
C000186791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)
Account Value	$ 17,433	$ 17,433	17,433	17,433	$ 17,433	$ 17,433	15,626	14,256	16,690	13,323	13,077	12,395	11,579		10,294	10,198	10,000
Average Annual Return, Percent	11.57%	5.92%				5.72%
C000186792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)
Account Value	$ 17,877	$ 17,877	17,877	17,877	17,877	$ 17,877	15,985	14,546	16,983	13,525	13,241	12,521	11,666		10,346	10,223	10,000
Average Annual Return, Percent	11.84%	6.19%				5.98%
C000115342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)
Account Value	$ 18,111	$ 18,111	18,111	18,111	18,111	$ 18,111	16,166	14,689	17,131	13,619	13,313	12,568	11,692		10,352	10,226	10,000
Average Annual Return, Percent	12.03%	6.35%				6.12%
C000115343 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)
Account Value	$ 9,135,455	$ 9,135,455	9,135,455	9,135,455	9,135,455	$ 9,135,455	8,148,239	7,399,760	8,616,742	6,843,952	6,683,353	6,303,256	5,859,095		5,183,667	5,117,994	5,000,000
Average Annual Return, Percent	12.12%	6.45%				6.21%
C000007645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)
Account Value	$ 29,492	$ 29,492	29,492	29,492	29,492	$ 29,492	23,106	19,582	22,865	16,257	14,837	13,500	12,067		10,086	10,159	9,475
Average Annual Return, Percent	20.93%	13.50%				11.42%
C000007645 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	27.64%	14.73%				12.02%
C000007646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)
Account Value	$ 29,911	$ 29,911	29,911	29,911	29,911	$ 29,911	23,435	19,864	23,307	16,655	15,276	13,968	12,548		10,542	10,671	10,000
Average Annual Return, Percent	26.01%	14.16%				11.58%
C000007646 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	27.01%	14.16%				11.58%
C000007644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)
Account Value	$ 3,192,219	$ 3,192,219	3,192,219	3,192,219	3,192,219	$ 3,192,219	2,494,800	2,109,072	2,456,608	1,742,403	1,586,003	1,439,490	1,283,455		1,069,957	1,075,146	1,000,000
Average Annual Return, Percent	27.95%	15.02%				12.31%
C000222263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)
Account Value	$ 15,989,546	$ 15,989,546	15,989,546	15,989,546	15,989,546	$ 15,989,546	12,489,243	10,554,454	12,285,856	8,712,013	7,930,013	7,197,451	6,417,276		5,349,783	5,375,731	5,000,000
Average Annual Return, Percent	28.03%	15.06%				12.33%
C000007653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class A Shares)
Account Value	$ 20,102	$ 20,102	20,102	20,102	20,102	$ 20,102	18,816	16,914	20,426	13,944	14,541	14,143	12,370		10,297	10,185	9,475
Average Annual Return, Percent	1.23%	5.55%				7.23%
C000007653 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.84%	6.69%				7.81%
C000007655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class C Shares)
Account Value	$ 20,396	$ 20,396	20,396	20,396	20,396	$ 20,396	19,091	17,165	20,826	14,286	14,968	14,630	12,861		10,759	10,692	10,000
Average Annual Return, Percent	5.31%	6.17%				7.39%
C000007655 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.31%	6.17%				7.39%
C000007651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class I Shares)
Account Value	$ 2,181,008	$ 2,181,008	2,181,008	2,181,008	2,181,008	$ 2,181,008	2,036,011	1,825,518	2,198,349	1,496,542	1,556,134	1,510,009	1,317,230		1,093,337	1,078,102	1,000,000
Average Annual Return, Percent	7.12%	6.98%				8.11%
C000070625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R2 Shares)
Account Value	$ 20,717	$ 20,717	20,717	20,717	20,717	$ 20,717	19,435	17,515	21,198	14,503	15,157	14,779	12,959		10,815	10,723	10,000
Average Annual Return, Percent	6.59%	6.45%				7.56%
C000173555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R3 Shares)
Account Value	$ 21,244	$ 21,244	21,244	21,244	21,244	$ 21,244	19,886	17,873	21,579	14,725	15,351	14,934	13,060		10,867	10,749	10,000
Average Annual Return, Percent	6.83%	6.71%				7.83%
C000173556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R4 Shares)
Account Value	$ 21,805	$ 21,805	21,805	21,805	21,805	$ 21,805	20,357	18,251	21,980	14,963	15,558	15,098	13,173		10,933	10,781	10,000
Average Annual Return, Percent	7.12%	6.98%				8.11%
C000033531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R5 Shares)
Account Value	$ 22,235	$ 22,235	22,235	22,235	22,235	$ 22,235	20,716	18,540	22,285	15,142	15,716	15,220	13,254		10,977	10,803	10,000
Average Annual Return, Percent	7.33%	7.19%				8.32%
C000169974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R6 Shares)
Account Value	$ 11,168,285	$ 11,168,285	11,168,285	11,168,285	11,168,285	$ 11,168,285	10,400,113	9,301,824	11,174,041	7,588,152	7,871,357	7,617,644	6,630,120		5,488,623	5,401,296	5,000,000
Average Annual Return, Percent	7.39%	7.25%				8.37%
C000007895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class A Shares)
Account Value	$ 22,898	$ 22,898	22,898	22,898	22,898	$ 22,898	20,540	18,065	21,652	14,701	14,384	13,086	11,643		9,987	10,419	9,475
Average Annual Return, Percent	5.63%	8.57%				8.64%
C000007895 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	11.48%	9.74%				9.23%
C000081076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class C Shares)
Account Value	$ 23,220	$ 23,220	23,220	23,220	23,220	$ 23,220	20,829	18,319	22,067	15,060	14,807	13,536	12,107		10,436	10,944	10,000
Average Annual Return, Percent	9.92%	9.20%				8.79%
C000081076 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.92%	9.20%				8.79%
C000007650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class I Shares)
Account Value	$ 2,486,231	$ 2,486,231	2,486,231	2,486,231	2,486,231	$ 2,486,231	2,225,033	1,951,932	2,333,899	1,580,771	1,542,571	1,399,827	1,242,054		1,061,674	1,103,713	1,000,000
Average Annual Return, Percent	11.74%	10.02%				9.54%
C000136840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R2 Shares)
Account Value	$ 23,570	$ 23,570	23,570	23,570	23,570	$ 23,570	21,200	18,691	22,461	15,286	14,993	13,672	12,198		10,488	10,971	10,000
Average Annual Return, Percent	11.18%	9.47%				8.95%
C000136841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R5 Shares)
Account Value	$ 25,194	$ 25,194	25,194	25,194	25,194	$ 25,194	22,512	19,721	23,545	15,920	15,514	14,057	12,456		10,636	11,049	10,000
Average Annual Return, Percent	11.91%	10.18%				9.68%
C000136842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R6 Shares)
Account Value	$ 12,702,576	$ 12,702,576	12,702,576	12,702,576	12,702,576	$ 12,702,576	11,338,513	9,921,415	11,835,007	7,994,793	7,783,369	7,045,095	6,238,566		5,324,087	5,526,384	5,000,000
Average Annual Return, Percent	12.03%	10.29%				9.77%
C000007660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class A Shares)
Account Value	$ 20,238	$ 20,238	20,238	20,238	20,238	$ 20,238	17,657	16,497	17,145	11,471	13,276	12,408	11,509		9,787	10,021	9,474
Average Annual Return, Percent	8.60%	7.63%				7.30%
C000007660 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.62%	8.80%				7.89%
C000007661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class C Shares)
Account Value	$ 20,529	$ 20,529	20,529	20,529	20,529	$ 20,529	17,910	16,738	17,478	11,750	13,669	12,836	11,966		10,229	10,526	10,000
Average Annual Return, Percent	13.07%	8.26%				7.46%
C000007661 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.07%	8.26%				7.46%
C000115358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)
Account Value	$ 2,080,740	$ 2,080,740	2,080,740	2,080,740	2,080,740	$ 2,080,740	1,796,716	1,570,763	1,860,011	1,356,947	1,360,278	1,288,380	1,181,851		1,024,718	1,021,935	1,000,000
Average Annual Return, Percent	15.81%	8.87%				7.60%
C000115359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)
Account Value	$ 19,828	$ 19,828	19,828	19,828	19,828	$ 19,828	17,207	15,123	17,996	13,196	13,293	12,651	11,663		10,163	10,177	10,000
Average Annual Return, Percent	15.23%	8.33%				7.08%
C000186797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)
Account Value	$ 20,360	$ 20,360	20,360	20,360	20,360	$ 20,360	17,623	15,451	18,341	13,413	13,477	12,797	11,767		10,229	10,210	10,000
Average Annual Return, Percent	15.53%	8.60%				7.37%
C000186798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)
Account Value	$ 20,875	$ 20,875	20,875	20,875	20,875	$ 20,875	18,022	15,760	18,662	13,618	13,646	12,920	11,856		10,280	10,236	10,000
Average Annual Return, Percent	15.83%	8.87%				7.64%
C000115360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)
Account Value	$ 21,148	$ 21,148	21,148	21,148	21,148	$ 21,148	18,233	15,919	18,827	13,713	13,720	12,977	11,885		10,291	10,244	10,000
Average Annual Return, Percent	15.99%	9.04%				7.78%
C000115361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)
Account Value	$ 10,670,453	$ 10,670,453	10,670,453	10,670,453	10,670,453	$ 10,670,453	9,191,333	8,017,429	9,468,426	6,891,230	6,890,062	6,508,290	5,955,961		5,150,207	5,124,079	5,000,000
Average Annual Return, Percent	16.09%	9.14%				7.88%
C000172118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class A Shares)
Account Value	$ 19,232	$ 19,232	19,232	19,232	$ 19,232	$ 19,232	16,365	14,289	17,059	12,299	12,295	11,680	10,702	9,548
Average Annual Return, Percent	12.23%	8.35%			8.71%
C000172118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	17.52%	9.36%			9.35%
C000172119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class C Shares)
Account Value	$ 19,243	$ 19,243	19,243	19,243	$ 19,243	19,243	16,469	14,459	17,362	12,588	12,660	12,097	11,154	10,000
Average Annual Return, Percent	15.84%	8.74%			8.72%
C000172119 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	16.84%	8.74%			8.72%
C000172120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class I Shares)
Account Value	$ 2,040,782	$ 2,040,782	2,040,782	2,040,782	$ 2,040,782	2,040,782	1,732,983	1,510,391	1,800,635	1,295,541	1,293,018	1,225,853	1,122,194	1,000,000
Average Annual Return, Percent	17.76%	9.56%			9.54%
C000172122 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)
Account Value	$ 19,617	$ 19,617	19,617	19,617	$ 19,617	19,617	16,751	14,670	17,574	12,703	12,753	12,156	11,184	10,000
Average Annual Return, Percent	17.11%	9.00%			8.99%
C000172123 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)
Account Value	$ 19,986	$ 19,986	19,986	$ 19,986	$ 19,986	19,986	17,027	14,869	17,774	12,820	12,829	12,196	11,196	10,000
Average Annual Return, Percent	17.38%	9.27%		9.25%
C000172124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)
Account Value	$ 20,384	$ 20,384	20,384	$ 20,384	20,384	20,384	17,311	15,091	17,985	12,940	12,925	12,255	11,222	10,000
Average Annual Return, Percent	17.76%	9.54%		9.52%
C000172121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)
Account Value	$ 20,618	$ 20,618	20,618	$ 20,618	$ 20,618	20,618	17,489	15,212	18,115	13,009	12,974	12,287	11,227	10,000
Average Annual Return, Percent	17.89%	9.71%			9.68%
C000172125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)
Account Value	$ 10,393,104	$ 10,393,104	10,393,104	10,393,104	$ 10,393,104	10,393,104	8,807,857	7,655,447	9,104,582	6,535,171	6,508,188	6,158,003	5,622,803	5,000,000
Average Annual Return, Percent	18.00%	9.81%			9.80%
C000007658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class I Shares)
Account Value	$ 2,190,766	$ 2,190,766	2,190,766	2,190,766	$ 2,190,766	$ 2,190,766	1,906,488	1,776,869	1,842,012	1,229,189	1,419,188	1,322,846	1,224,020		1,038,268	1,060,515	1,000,000
Average Annual Return, Percent	14.91%	9.07%				8.16%
C000007659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class L Shares)
Account Value	$ 6,692,460	$ 6,692,460	6,692,460	6,692,460	6,692,460	$ 6,692,460	5,816,645	5,413,699	5,603,491	3,733,089	4,303,958	4,005,810	3,700,230		3,131,396	3,190,959	3,000,000
Average Annual Return, Percent	15.06%	9.23%				8.35%
C000190878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R2 Shares)
Account Value	$ 20,831	$ 20,831	20,831	20,831	20,831	$ 20,831	18,219	17,067	17,782	11,926	13,837	12,962	12,057		10,279	10,552	10,000
Average Annual Return, Percent	14.33%	8.52%				7.61%
C000173221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R3 Shares)
Account Value	$ 21,355	$ 21,355	21,355	21,355	21,355	$ 21,355	18,633	17,409	18,092	12,105	14,010	13,094	12,144		10,331	10,578	10,000
Average Annual Return, Percent	14.61%	8.79%				7.88%
C000173222 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R4 Shares)
Account Value	$ 21,903	$ 21,903	21,903	21,903	21,903	$ 21,903	19,062	17,767	18,417	12,289	14,190	13,228	12,241		10,383	10,605	10,000
Average Annual Return, Percent	14.90%	9.07%				8.16%
C000173223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R5 Shares)
Account Value	$ 22,293	$ 22,293	22,293	22,293	22,293	$ 22,293	19,371	18,029	18,664	12,433	14,333	13,344	12,327		10,438	10,636	10,000
Average Annual Return, Percent	15.08%	9.24%				8.35%
C000173224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R6 Shares)
Account Value	$ 11,230,639	$ 11,230,639	11,230,639	11,230,639	11,230,639	$ 11,230,639	9,748,544	9,064,645	9,373,573	6,239,313	7,186,722	6,681,133	6,166,492		5,218,993	5,318,265	5,000,000
Average Annual Return, Percent	15.20%	9.34%				8.43%
C000032445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class A Shares)
Account Value	$ 14,636	$ 14,636	14,636	14,636	14,636	$ 14,636	13,366	12,550	14,358	12,388	12,042	11,388	10,821		9,878	9,857	9,549
Average Annual Return, Percent	4.60%	3.02%				3.88%
C000032445 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	9.51%	3.98%				4.36%
C000032446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class C Shares)
Account Value	$ 14,576	$ 14,576	14,576	14,576	14,576	$ 14,576	13,311	12,506	14,384	12,488	12,212	11,621	11,110		10,206	10,250	10,000
Average Annual Return, Percent	7.91%	3.37%				3.84%
C000032446 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	8.91%	3.37%				3.84%
C000032447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class I Shares)
Account Value	$ 1,553,398	$ 1,553,398	1,553,398	1,553,398	1,553,398	$ 1,553,398	1,415,911	1,327,002	1,516,042	1,306,221	1,267,999	1,197,576	1,136,072		1,035,822	1,032,595	1,000,000
Average Annual Return, Percent	9.71%	4.14%				4.50%
C000070630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class R2 Shares)
Account Value	$ 14,824	$ 14,824	14,824	14,824	14,824	$ 14,824	13,570	12,794	14,682	12,714	12,407	11,786	11,244		10,292	10,294	10,000
Average Annual Return, Percent	9.24%	3.62%				4.01%
C000169483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class R3 Shares)
Account Value	$ 15,171	$ 15,171	15,171	15,171	15,171	$ 15,171	13,862	13,031	14,918	12,889	12,544	11,889	11,312		10,345	10,323	10,000
Average Annual Return, Percent	9.45%	3.88%				4.26%
C000169484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class R4 Shares)
Account Value	$ 15,509	$ 15,509	15,509	15,509	15,509	$ 15,509	14,131	13,249	15,132	13,032	12,660	11,959	11,356		10,358	10,326	10,000
Average Annual Return, Percent	9.75%	4.14%				4.49%
C000032448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class R5 Shares)
Account Value	$ 15,745	$ 15,745	15,745	15,745	15,745	$ 15,745	14,329	13,416	15,293	13,159	12,760	12,039	11,409		10,391	10,345	10,000
Average Annual Return, Percent	9.88%	4.29%				4.64%
C000148427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2020 Fund (Class R6 Shares)
Account Value	$ 7,943,308	$ 7,943,308	7,943,308	7,943,308	7,943,308	$ 7,943,308	7,221,419	6,755,721	7,696,217	6,611,998	6,404,987	6,040,101	5,718,222		5,203,342	5,176,833	5,000,000
Average Annual Return, Percent	10.00%	4.40%				4.74%
C000050048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class A Shares)
Account Value	$ 15,686	$ 15,686	15,686	15,686	15,686	$ 15,686	14,209	13,181	15,275	12,617	12,343	11,667	10,972		9,847	9,906	9,549
Average Annual Return, Percent	5.42%	3.94%				4.61%
C000050048 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.40%	4.91%				5.09%
C000050049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class C Shares)
Account Value	$ 15,633	$ 15,633	15,633	15,633	15,633	$ 15,633	14,160	13,144	15,324	12,729	12,526	11,907	11,271		10,173	10,307	10,000
Average Annual Return, Percent	8.77%	4.31%				4.57%
C000050049 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.77%	4.31%				4.57%
C000050050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class I Shares)
Account Value	$ 1,666,503	$ 1,666,503	1,666,503	1,666,503	1,666,503	$ 1,666,503	1,507,146	1,394,619	1,613,931	1,331,042	1,300,219	1,226,502	1,151,951		1,032,554	1,038,249	1,000,000
Average Annual Return, Percent	10.57%	5.09%				5.24%
C000070633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)
Account Value	$ 15,914	$ 15,914	15,914	15,914	15,914	$ 15,914	14,462	13,453	15,645	12,964	12,727	12,072	11,401		10,259	10,350	10,000
Average Annual Return, Percent	10.04%	4.57%				4.76%
C000169489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)
Account Value	$ 16,304	$ 16,304	16,304	16,304	16,304	$ 16,304	14,774	13,713	15,908	13,147	12,880	12,184	11,479		10,312	10,374	10,000
Average Annual Return, Percent	10.36%	4.83%				5.01%
C000169490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)
Account Value	$ 16,645	$ 16,645	16,645	16,645	16,645	$ 16,645	15,044	13,928	16,116	13,290	12,983	12,253	11,517		10,326	10,382	10,000
Average Annual Return, Percent	10.64%	5.10%				5.23%
C000050051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)
Account Value	$ 16,900	$ 16,900	16,900	16,900	16,900	$ 16,900	15,260	14,100	16,300	13,418	13,089	12,333	11,570		10,360	10,402	10,000
Average Annual Return, Percent	10.74%	5.24%				5.39%
C000148430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)
Account Value	$ 8,528,653	$ 8,528,653	8,528,653	8,528,653	8,528,653	$ 8,528,653	7,693,895	7,099,978	8,198,626	6,741,973	6,570,219	6,184,498	5,799,335		5,184,868	5,202,698	5,000,000
Average Annual Return, Percent	10.85%	5.36%				5.49%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	31,475	$ 31,475	25,564	21,491	24,949	17,306	16,246	14,907	12,987		10,959	10,729	10,000
Average Annual Return, Percent	23.13%	14.14%				12.15%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,677	$ 19,677	19,677	19,677	19,677	$ 19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375		9,932	10,649	10,000
Average Annual Return, Percent	10.06%	6.94%				7.00%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,058	$ 22,058	22,058	22,058	22,058	$ 22,058	19,510	17,492	18,771	13,064	14,331	13,212	12,375		10,711	10,413	10,000
Average Annual Return, Percent	13.06%	9.01%				8.23%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,063	13,170		11,171	10,742	10,000
Average Annual Return, Percent	24.56%	15.05%				12.86%
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net total return)
Account Value	$ 2,247,403	$ 2,247,403	$ 2,247,403	2,247,403	$ 2,247,403	$ 2,247,403	1,882,608	1,615,568	1,917,600	1,376,946	1,348,460	1,275,228	1,151,682	1,000,000	969,567	1,007,102	1,000,000
Average Annual Return, Percent	19.38%	10.76%	10.68%		10.68%	8.43%
MSCI World Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net total return)
Account Value	$ 24,021	$ 24,021	$ 24,021	24,021	$ 24,021	$ 24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655		9,861	10,143	10,000
Average Annual Return, Percent	20.19%	11.78%				9.16%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,505	$ 32,505	32,505	32,505	32,505	$ 32,505	26,239	21,983	25,277	17,667	16,438	14,941	13,044		11,052	10,737	10,000
Average Annual Return, Percent	23.88%	14.61%				12.51%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,384	$ 45,384	45,384	45,384	45,384	$ 45,384	34,000	26,749	32,932	23,110	18,746	16,804	13,716		11,390	11,056	10,000
Average Annual Return, Percent	33.48%	19.34%				16.33%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,040	$ 1,143,040	1,143,040	1,143,040	1,143,040	$ 1,143,040	1,113,742	1,124,284	1,253,273	1,257,459	1,156,399	1,072,038	1,076,310		1,079,709	1,018,581	1,000,000
Average Annual Return, Percent	2.63%	(0.23%)				1.35%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 23,768	$ 23,768	23,768	23,768	23,768	$ 23,768	21,057	18,322	22,154	14,789	15,128	14,030	12,490		10,723	10,663	10,000
Average Annual Return, Percent	12.88%	9.46%				9.04%
JPMorgan SmartRetirement 2055 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2055 Composite Benchmark
Account Value	$ 22,065	$ 22,065	22,065	22,065	22,065	$ 22,065	18,831	16,332	19,171	14,095	13,988	13,120	11,984		10,336	10,306	10,000
Average Annual Return, Percent	17.18%	9.54%				8.24%
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 2,215,552	$ 2,215,552	2,215,552	2,215,552	2,215,552	$ 2,215,552	1,900,584	1,643,602	1,919,979	1,401,345	1,389,021	1,322,533	1,191,870		1,021,156	1,025,081	1,000,000
Average Annual Return, Percent	16.57%	9.79%				8.28%
JPMorgan SmartRetirement 2030 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2030 Composite Benchmark
Account Value	$ 18,591	$ 18,591	18,591	18,591	18,591	$ 18,591	16,550	14,981	17,338	13,934	13,576	12,689	11,794		10,418	10,282	10,000
Average Annual Return, Percent	12.33%	6.49%				6.40%
Diversified Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Composite Benchmark
Account Value	$ 18,272	$ 18,272	18,272	18,272	18,272	$ 18,272	16,177	14,629	16,725	13,697	12,954	12,070	11,338		10,264	10,170	10,000
Average Annual Return, Percent	12.95%	7.12%				6.21%
JPMorgan SmartRetirement 2040 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2040 Composite Benchmark
Account Value	$ 21,130	$ 21,130	21,130	21,130	21,130	$ 21,130	18,293	16,068	18,784	14,154	13,954	13,083	11,972		10,336	10,306	10,000
Average Annual Return, Percent	15.51%	8.65%				7.77%
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 2,098,695	$ 2,098,695	2,098,695	2,098,695	2,098,695	$ 2,098,695	1,823,597	1,600,749	1,856,065	1,389,644	1,368,279	1,299,939	1,179,651		1,027,873	1,024,578	1,000,000
Average Annual Return, Percent	15.09%	8.93%				7.69%
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 2,162,783	$ 2,162,783	2,162,783	2,162,783	2,162,783	$ 2,162,783	1,864,880	1,621,009	1,888,238	1,393,452	1,376,969	1,309,530	1,184,566		1,025,432	1,024,770	1,000,000
Average Annual Return, Percent	15.97%	9.45%				8.02%
JPMorgan SmartRetirement 2045 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2045 Composite Benchmark
Account Value	$ 21,926	$ 21,926	21,926	21,926	21,926	$ 21,926	18,803	16,351	19,171	14,095	13,988	13,120	11,984		10,336	10,306	10,000
Average Annual Return, Percent	16.61%	9.41%				8.17%
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 1,663,280	$ 1,663,280	1,663,280	1,663,280	1,663,280	$ 1,663,280	1,514,085	1,403,773	1,574,835	1,341,212	1,285,586	1,215,385	1,143,702		1,041,282	1,023,168	1,000,000
Average Annual Return, Percent	9.85%	5.29%				5.22%
JPMorgan SmartRetirement Blend 2020 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2020 Composite Benchmark
Account Value	$ 1,613,951	$ 1,613,951	1,613,951	1,613,951	1,613,951	$ 1,613,951	1,469,224	1,369,990	1,551,796	1,353,143	1,293,260	1,209,703	1,147,450		1,048,877	1,022,604	1,000,000
Average Annual Return, Percent	9.85%	4.53%				4.90%
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 1,996,624	$ 1,996,624	1,996,624	1,996,624	1,996,624	$ 1,996,624	1,757,881	1,564,324	1,801,163	1,381,822	1,353,089	1,284,281	1,173,130		1,030,455	1,024,218	1,000,000
Average Annual Return, Percent	13.58%	8.09%				7.16%
JPMorgan SmartRetirement Blend 2035 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2035 Composite Benchmark
Account Value	$ 2,002,179	$ 2,002,179	2,002,179	2,002,179	2,002,179	$ 2,002,179	1,755,059	1,562,036	1,817,857	1,409,253	1,377,239	1,289,136	1,188,786		1,038,504	1,029,822	1,000,000
Average Annual Return, Percent	14.08%	7.77%				7.19%
JPMorgan SmartRetirement Income Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Income Composite Benchmark
Account Value	$ 15,277	$ 15,277	15,277	15,277	15,277	$ 15,277	13,907	12,968	14,689	12,880	12,352	11,558	11,088		10,351	10,090	10,000
Average Annual Return, Percent	9.85%	4.34%				4.33%
JPMorgan SmartRetirement 2050 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2050 Composite Benchmark
Account Value	$ 22,065	$ 22,065	22,065	22,065	22,065	$ 22,065	18,831	16,332	19,171	14,095	13,988	13,120	11,984		10,336	10,306	10,000
Average Annual Return, Percent	17.18%	9.54%				8.24%
JPMorgan SmartRetirement Blend 2055 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2055 Composite Benchmark
Account Value	$ 2,210,199	$ 2,210,199	2,210,199	2,210,199	2,210,199	$ 2,210,199	1,886,232	1,635,942	1,920,327	1,411,820	1,399,650	1,312,432	1,199,354		1,035,050	1,031,119	1,000,000
Average Annual Return, Percent	17.18%	9.57%				8.25%
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 1,757,145	$ 1,757,145	1,757,145	1,757,145	1,757,145	$ 1,757,145	1,592,985	1,462,147	1,650,213	1,356,286	1,308,429	1,237,909	1,152,831		1,036,125	1,022,210	1,000,000
Average Annual Return, Percent	10.31%	6.07%				5.80%
JPMorgan SmartRetirement Blend 2025 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2025 Composite Benchmark
Account Value	$ 1,737,323	$ 1,737,323	1,737,323	1,737,323	1,737,323	$ 1,737,323	1,570,785	1,446,899	1,658,982	1,382,844	1,330,153	1,242,034	1,166,493		1,047,962	1,026,872	1,000,000
Average Annual Return, Percent	10.60%	5.49%				5.68%
JPMorgan SmartRetirement Blend 2040 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2040 Composite Benchmark
Account Value	$ 2,116,230	$ 2,116,230	2,116,230	2,116,230	2,116,230	$ 2,116,230	1,832,141	1,609,232	1,881,293	1,417,583	1,396,144	1,308,793	1,198,075		1,035,050	1,031,119	1,000,000
Average Annual Return, Percent	15.51%	8.67%				7.78%
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 2,203,365	$ 2,203,365	2,203,365	2,203,365	2,203,365	$ 2,203,365	1,890,624	1,636,782	1,910,514	1,399,725	1,385,190	1,318,753	1,189,639		1,023,469	1,025,358	1,000,000
Average Annual Return, Percent	16.54%	9.73%				8.22%
JPMorgan SmartRetirement Blend 2050 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2050 Composite Benchmark
Account Value	$ 2,210,199	$ 2,210,199	2,210,199	2,210,199	2,210,199	$ 2,210,199	1,886,232	1,635,942	1,920,327	1,411,820	1,399,650	1,312,432	1,199,354		1,035,050	1,031,119	1,000,000
Average Annual Return, Percent	17.18%	9.57%				8.25%
S And P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 1,532,268	$ 1,532,268	1,532,268	1,532,268	1,532,268	$ 1,532,268	1,357,680	1,282,404	1,420,914	1,278,701	1,213,213	1,145,571	1,099,117		1,047,285	1,016,106	1,000,000
Average Annual Return, Percent	8.24%	3.91%				3.92%
JPMorgan SmartRetirement Blend Income Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend Income Composite Benchmark
Account Value	$ 1,143,040	$ 1,143,040	1,143,040	1,143,040	1,143,040	$ 1,143,040	1,394,866	1,300,654	1,473,259	1,291,818	1,235,079	1,155,682	1,108,441		1,035,444	1,009,585	1,000,000
Average Annual Return, Percent	9.85%	4.41%				4.36%
JPMorgan SmartRetirement 2035 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2035 Composite Benchmark
Account Value	$ 19,997	$ 19,997	19,997	19,997	19,997	$ 19,997	17,529	15,601	18,156	14,075	13,767	12,887	11,880		10,373	10,292	10,000
Average Annual Return, Percent	14.08%	7.75%				7.18%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 11,624	$ 11,624	11,624	11,624	11,624	$ 11,624	11,027	10,641	10,623	10,613	10,443	10,207	10,070		10,021	10,002	10,000
Average Annual Return, Percent	5.42%	2.17%				1.52%
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 2,101,393	$ 2,101,393	$ 2,101,393	2,101,393	$ 2,101,393	$ 2,101,393	1,802,452	1,557,467	1,820,541	1,330,001	1,315,778	1,251,754	1,126,010	1,000,000
Average Annual Return, Percent	16.59%	9.82%	9.94%		9.94%
JPMorgan SmartRetirement Blend 2060 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2060 Composite Benchmark
Account Value	$ 2,050,564	$ 2,050,564	$ 2,050,564	2,050,564	$ 2,050,564	2,050,564	1,749,996	1,517,784	1,781,628	1,309,849	1,298,558	1,217,640	1,112,729	1,000,000
Average Annual Return, Percent	17.18%	9.57%	9.60%		9.60%
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 1,871,001	$ 1,871,001	$ 1,871,001	1,871,001	$ 1,871,001	$ 1,871,001	1,672,484	1,511,769	1,722,703	1,370,346	1,331,525	1,261,464	1,162,979		1,033,279	1,023,209	1,000,000
Average Annual Return, Percent	11.87%	7.04%				6.47%
JPMorgan SmartRetirement Blend 2030 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2030 Composite Benchmark
Account Value	$ 1,868,766	$ 1,868,766	1,868,766	1,868,766	1,868,766	$ 1,868,766	1,663,629	1,505,909	1,742,881	1,400,646	1,357,962	1,269,202	1,179,973		1,042,832	1,028,885	1,000,000
Average Annual Return, Percent	12.33%	6.59%				6.45%
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Account Value	$ 21,785	$ 21,785	21,785	21,785	21,785	$ 21,785	19,290	17,344	18,742	12,890	14,231	13,258	12,361		10,637	10,386	10,000
Average Annual Return, Percent	12.93%	8.89%				8.10%
JPMorgan SmartRetirement Blend 2045 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement Blend 2045 Composite Benchmark
Account Value	$ 2,196,255	$ 2,196,255	2,196,255	2,196,255	2,196,255	$ 2,196,255	1,883,426	1,637,766	1,920,327	1,411,820	1,399,650	1,312,432	1,199,354		1,035,050	1,031,119	1,000,000
Average Annual Return, Percent	16.61%	9.43%				8.19%
JPMorgan SmartRetirement 2060 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2060 Composite Benchmark
Account Value	$ 19,227	$ 19,227	19,227	19,227	$ 19,227	$ 19,227	16,408	14,231	16,705	12,281	12,189	11,432	10,443	$ 10,000
Average Annual Return, Percent	17.18%	9.54%			9.59%
JPMorgan SmartRetirement 2020 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2020 Composite Benchmark
Account Value	$ 16,084	$ 16,084	16,084	16,084	$ 16,084	$ 16,084	14,642	13,653	15,465	13,485	12,932	12,098	11,475		10,481	10,219	10,000
Average Annual Return, Percent	9.85%	4.46%				4.87%
JPMorgan SmartRetirement 2025 Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement 2025 Composite Benchmark
Account Value	$ 17,299	$ 17,299	$ 17,299	$ 17,299	$ 17,299	$ 17,299	$ 15,640	$ 14,407	$ 16,519	$ 13,769	$ 13,300	$ 12,421	$ 11,662		$ 10,471	$ 10,262	$ 10,000
Average Annual Return, Percent	10.60%	5.40%				5.63%